UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02802

UBS Cashfund Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

51 West 52nd Street

New York, NY 10019-6114

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2008

Item 1. Schedule of Investments

UBS Cashfund Inc. — Schedule of investments

December 31, 2008 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—23.50%
Federal Home Loan Bank
0.070%, due 01/07/09(1)	5,000,000	4,999,942
2.560%, due 02/13/09	14,000,000	14,009,930
2.116%, due 02/18/09(2)	50,000,000	50,000,000
2.850%, due 03/04/09	25,000,000	24,999,788
2.100%, due 04/09/09(1)	33,000,000	32,811,350
2.860%, due 04/13/09(1)	25,000,000	24,797,417
2.500%, due 04/14/09(1)	25,000,000	24,821,181
2.400%, due 05/13/09	10,000,000	9,999,331
2.820%, due 07/10/09	21,000,000	21,000,000
Federal Home Loan Mortgage Corp.*
0.401%, due 01/28/09(2)	50,000,000	49,986,613
2.810%, due 02/02/09(1)	60,000,000	59,850,133
2.200%, due 02/18/09(1)	25,000,000	24,926,667
2.600%, due 02/18/09(1)	25,000,000	24,913,333
1.450%, due 03/17/09(1)	25,000,000	24,924,479
0.110%, due 03/25/09(1)	4,000,000	3,998,986
2.450%, due 04/09/09	14,000,000	14,000,000
1.350%, due 04/14/09(1)	25,000,000	24,903,437
4.125%, due 11/30/09	20,250,000	20,587,162
Federal National Mortgage Association*
2.500%, due 01/26/09(1)	40,000,000	39,930,556
0.200%, due 02/18/09(1)	10,000,000	9,997,333
1.800%, due 06/29/09(1)	19,000,000	18,829,950
US Cash Management Bills
1.280%, due 04/29/09(1),(3)	25,000,000	24,895,111
US Treasury Bills
1.080%, due 05/07/09(1),(3)	25,000,000	24,905,500

Total US government and agency obligations (cost—$574,088,199)		574,088,199

Bank notes—1.55%
Banking-US—1.55%
Bank of America N.A.
2.906%, due 02/06/09(2)	15,000,000	15,000,000
Wachovia Bank N.A. (Charlotte)
4.418%, due 01/05/09(2)	23,000,000	23,000,000

Total bank notes (cost—$38,000,000)		38,000,000

Certificates of deposit—15.55%
Banking-non-US—12.07%
Bank of Montreal
0.750%, due 01/12/09	40,000,000	40,000,000
Bank of Nova Scotia
2.400%, due 05/07/09	25,000,000	25,000,000
Barclays Bank PLC
2.100%, due 01/05/09	10,000,000	10,000,000
3.020%, due 02/23/09	10,000,000	10,000,000
Calyon N.A., Inc.
3.160%, due 03/02/09	15,000,000	15,000,000
2.150%, due 03/11/09	5,000,000	5,000,000
3.170%, due 06/02/09	25,000,000	25,000,000
Credit Suisse First Boston
2.750%, due 05/18/09	20,000,000	20,000,000

UBS Cashfund Inc. — Schedule of investments

December 31, 2008 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Lloyds TSB Bank PLC
0.340%, due 01/29/09	15,000,000	15,000,000
2.100%, due 03/05/09	25,000,000	25,000,000
National Bank of Canada
1.500%, due 02/09/09	30,000,000	30,000,000
Rabobank Nederland
2.990%, due 02/17/09	40,000,000	40,000,000
Royal Bank of Scotland PLC
2.000%, due 02/09/09	35,000,000	35,000,000

		295,000,000

Banking-US—3.48%
Bank of America N.A.
3.000%, due 03/09/09	10,000,000	10,000,000
Citibank N.A.
3.300%, due 01/22/09	23,000,000	23,000,000
2.100%, due 03/10/09	14,000,000	14,000,000
State Street Bank & Trust Co.
3.750%, due 01/20/09	23,000,000	23,000,000
2.960%, due 03/11/09	15,000,000	15,000,000

		85,000,000

Total certificates of deposit (cost—$380,000,000)		380,000,000

Commercial paper(1)—50.20%
Asset backed-banking—0.42%
Atlantis One Funding
0.700%, due 02/13/09	10,150,000	10,141,514

Asset backed-miscellaneous—20.68%
Amsterdam Funding Corp.
4.250%, due 01/15/09	35,000,000	34,942,153
Atlantic Asset Securitization LLC
1.400%, due 01/06/09	22,000,000	21,995,722
0.800%, due 01/12/09	10,000,000	9,997,556
3.750%, due 01/12/09	20,000,000	19,977,083
Bryant Park Funding LLC
0.300%, due 01/20/09	32,117,000	32,111,915
0.300%, due 01/29/09	20,000,000	19,995,333
Chariot Funding LLC
0.270%, due 01/09/09	28,000,000	27,998,320
0.600%, due 01/12/09	20,000,000	19,996,333
Enterprise Funding Corp.
1.410%, due 01/05/09	15,000,000	14,997,650
1.450%, due 01/16/09	31,000,000	30,981,271
Falcon Asset Securitization Corp.
1.400%, due 01/16/09	15,000,000	14,991,250
Old Line Funding Corp.
2.750%, due 04/20/09	18,000,000	17,850,125
Ranger Funding Co. LLC
2.000%, due 02/05/09	8,703,000	8,686,078
1.450%, due 02/18/09	25,000,000	24,951,667
0.450%, due 03/02/09	15,000,000	14,988,750
Regency Markets No. 1 LLC
0.500%, due 01/20/09	13,482,000	13,478,442
Sheffield Receivables Corp.
3.010%, due 01/06/09	12,000,000	11,994,983

UBS Cashfund Inc. — Schedule of investments

December 31, 2008 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper(1)—(continued)
Asset backed-miscellaneous—(concluded)
1.600%, due 02/11/09	25,000,000	24,954,444
0.420%, due 03/23/09	10,000,000	9,990,550
Thunderbay Funding
1.850%, due 01/14/09	32,530,000	32,508,268
Variable Funding Capital Corp.
0.730%, due 01/07/09	10,000,000	9,998,783
2.250%, due 01/08/09	15,000,000	14,993,438
2.680%, due 01/08/09	15,000,000	14,992,183
Windmill Funding Corp.
3.100%, due 01/09/09	25,000,000	24,982,778
1.650%, due 02/13/09	25,000,000	24,950,729
Yorktown Capital LLC
0.250%, due 01/16/09	8,000,000	7,999,167

		505,304,971

Banking-non-US—3.39%
Allied Irish Banks N.A., Inc.
1.550%, due 02/17/09	25,000,000	24,949,410
Bank of Nova Scotia
0.600%, due 02/17/09	13,000,000	12,989,816
Dnb NOR ASA
2.300%, due 03/04/09	20,000,000	19,920,778
Royal Bank of Canada
0.380%, due 01/09/09	25,000,000	24,997,889

		82,857,893

Banking-US—12.96%
ABN-AMRO N.A. Finance, Inc.
1.420%, due 03/30/09	10,000,000	9,965,289
BNP Paribas Finance
0.250%, due 02/02/09	20,000,000	19,995,555
0.440%, due 02/27/09	2,000,000	1,998,607
Calyon N.A., Inc.
1.870%, due 06/17/09	5,000,000	4,956,626
Danske Corp.
4.570%, due 01/09/09(2)	25,000,000	25,000,000
Dexia Delaware LLC
0.340%, due 01/02/09	45,000,000	44,999,575
ING (US) Funding LLC
1.800%, due 01/22/09	35,000,000	34,963,250
Nordea N.A., Inc.
0.240%, due 01/30/09	45,000,000	44,991,300
San Paolo IMI U.S. Financial Co.
0.340%, due 01/12/09	45,000,000	44,995,325
Societe Generale N.A., Inc.
2.120%, due 03/03/09	20,000,000	19,928,156
0.950%, due 03/27/09	25,000,000	24,943,924
Toronto-Dominion Holdings USA, Inc.
0.245%, due 01/09/09	40,000,000	39,997,822

		316,735,429

UBS Cashfund Inc. — Schedule of investments

December 31, 2008 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper(1)—(concluded)
Consumer products-non durables—1.96%
Procter & Gamble International Funding SCA
2.230%, due 02/25/09	40,000,000	39,863,722
0.150%, due 03/06/09	8,000,000	7,997,867

		47,861,589

Diversified manufacturing—1.84%
Siemens Capital Company LLC
0.150%, due 01/13/09	45,000,000	44,997,750

Energy-integrated—2.25%
Chevron Corp.
0.250%, due 02/02/09	35,000,000	34,992,222
Koch Resources LLC
0.150%, due 01/09/09	20,000,000	19,999,334

		54,991,556

Finance-noncaptive diversified—1.42%
General Electric Capital Corp.
2.400%, due 06/03/09	35,000,000	34,643,000

Food/beverage—3.52%
Coca-Cola Co.
2.400%, due 01/22/09	30,000,000	29,958,000
1.782%, due 01/30/09	15,000,000	14,978,854
1.350%, due 03/02/09	5,000,000	4,988,750
Nestle Capital Corp.
0.020%, due 01/30/09	10,000,000	9,999,839
0.270%, due 02/03/09	26,000,000	25,993,565

		85,919,008

Machinery-agriculture & construction—1.76%
Caterpillar Financial Services Corp.
1.170%, due 01/29/09	30,000,000	29,972,700
0.300%, due 02/26/09	13,000,000	12,993,933

		42,966,633

Total commercial paper (cost—$1,226,419,343)		1,226,419,343

Short-term corporate obligations—3.67%
Banking-non-US—1.96%
BNP Paribas
2.385%, due 02/13/09(2)	30,000,000	30,000,000
National Australia Bank Ltd.
2.403%, due 03/06/09(2),(4)	18,000,000	18,000,000

		48,000,000

Finance-captive automotive—1.71%
Toyota Motor Credit Corp.
0.520%, due 01/02/09(2)	16,750,000	16,750,000
0.590%, due 01/02/09(2)	25,000,000	25,000,000

		41,750,000

Total short-term corporate obligations (cost—$89,750,000)		89,750,000

UBS Cashfund Inc. — Schedule of investments

December 31, 2008 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements—5.42%
Repurchase agreement dated 12/31/08 with Deutsche Bank Securities, 0.050% due 01/02/09, collateralized by $125,760,000 Federal Home Loan Bank obligations, 3.750% to 5.250% due 01/08/10 to 12/11/20; (value—$134,951,359); proceeds: $132,300,368	132,300,000	132,300,000
Repurchase agreement dated 12/31/08 with State Street Bank & Trust Co., 0.010% due 01/02/09, collateralized by $9,382 US Cash Management Bills, zero coupon due 06/24/09 and $16,148 US Treasury Bills, zero coupon due 07/02/09; (value—$25,501); proceeds: $25,000	25,000	25,000

Total repurchase agreements (cost—$132,325,000)		132,325,000

	Number of shares
Investments of cash collateral from securities loaned—2.09%
Money market fund(5)—2.09%
UBS Private Money Market Fund LLC(6)
1.030% (cost—$51,000,000)	51,000,000	51,000,000

Total investments which approximates cost for federal income tax purposes (cost—$2,491,582,542)(7),(8)—101.98%		2,491,582,542
Liabilities in excess of other assets—(1.98)%		(48,348,671)

Net assets (applicable to 2,443,013,578 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		2,443,233,871

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the U.S. Treasury guaranteed the debt issued by those organizations.
(1)	Interest rates shown are the discount rates at date of purchase.
(2)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of December 31, 2008 and reset periodically.
(3)	Security, or portion thereof, was on loan at December 31, 2008.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.74% of net assets as of December 31, 2008, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Rates shown reflect yield at December 31, 2008.
(6)	The table below details the Fund’s transaction activity in an affiliated issuer for the nine months ended December 31, 2008.

Security description	Value at 03/31/08 ($)	Purchases during the nine months ended 12/31/08 ($)	Sales during the nine months ended 12/31/08 ($)	Value at 12/31/08 ($)	Net income earned from affiliate for the nine months ended 12/31/08 ($)
UBS Private Money Market Fund LLC	623,600	423,466,016	373,089,616	51,000,000	116,834

(7)	Includes $49,800,611 of investments in securities on loan, at market value.
(8)	Investments are valued at amortized cost, unless the Fund’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure amortized cost approximates market value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”), effective April 1, 2008. FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s assets:

Measurements at 12/31/08

Description	Quoted prices in active markets for identical securities (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets:
Securities	—	2,491,582,542	—	2,491,582,542

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	78.1
Canada	5.3
United Kingdom	3.8
France	3.0
Switzerland	2.2
Germany	1.8
Japan	1.7
Netherlands	1.6
Ireland	1.0
Norway	0.8
Australia	0.7

Total	100.0

Weighted average maturity—47 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated September 30, 2008.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Cashfund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp President

Date:  March 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp President

Date:  March 2, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow Vice President and Treasurer

Date:  March 2, 2009